UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA	94105
(Address of principal executive offices)	(Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2003

Date of reporting period: November 30, 2003

ITEM 1. REPORT TO SHAREHOLDERS

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 9.09%

$1,500,000	Asset Securitization Corporation Series 1997-D4 Class A1C	7.42%	04/14/2029	$1,570,592

3,500,000	Bank One Issuance Trust Series 2003-B1 Class B1±	1.49	04/15/2008	3,510,449

2,595,000	Brazos Student Loan Finance Corporation Series 1995-B Class A4±	1.39	12/01/2025	2,591,075

2,725,000	Chase Credit Card Master Trust Series 2001-3 Class C±	1.97	09/15/2006	2,728,096

325,000	Chase Credit Card Master Trust Series 2003-4 Class B±	1.77	01/15/2016	328,707

5,000,000	Chase Funding Mortgage Loan Series 2002-1 Class 1A5	6.60	02/25/2032	5,337,495

2,700,000	Citibank Credit Card Issuance Trust Series 2001-C3 Class C3	6.65	05/15/2008	2,912,376

1,191,521	Contimortgage Home Equity Loan Trust Series 1997-4 Class A7	6.63	09/15/2016	1,191,087

4,970,000	Countrywide Asset Backed Certificates Series 2000-1 Class MV1±	1.59	03/25/2031	4,983,349

2,256,110	EQCC Home Equity Loan Trust Series 1997-2 Class A9	6.81	08/15/2028	2,261,327

368,001	GE Capital Mortgage Services Incorporated Series 1997-He2 Class A7	7.12	06/25/2027	375,302

3,336,615	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	3,433,057

3,115,000	Green Tree Home Equity Loan Trust Series 1999-A Class M1	6.92	08/15/2026	3,209,015

2,500,000	Green Tree Home Equity Loan Trust Series 1999-C Class M2	8.36	07/15/2030	2,682,057

971,514	Household Consumer Loan Trust Series 1997-2 Class A1±	1.30	11/15/2007	971,514

4,500,000	Long Beach Mortgage Loan Trust Series 2002-1 Class 2A4	6.46	05/25/2032	4,722,652

906,490	Pass-Through Amortizing Credit Card Trust Series 2002-1A Class A2Fl±^	2.47	06/18/2012	905,218

5,518,000	Rental Car Finance Corporation Series 1997-1 Class B3^	6.70	09/25/2007	5,646,567

4,500,000	Residential Funding Mortgage Securities II Series 2002-Hi3 Class A6	5.98	08/25/2019	4,756,445

2,838,544	Saxon Asset Securities Trust Series 1999-2 Class Af6	6.42	03/25/2014	2,950,497

1,047,234	Van Kempen CLO I Limited±^	1.41	10/08/2007	1,035,453

1,909,871	World Omni Automobile Lease Securitization Trust Series 2001-Aa Class B±^	2.02	07/20/2007	1,903,242

Total Asset Backed Securities (Cost $59,102,386)				60,005,572

Collateralized Mortgage Obligations – 2.64%

377,737	American Housing Trust Series V1 Class 1-I	9.15	05/25/2020	378,920

3,000,000	BankAmerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	3,130,286

446,939	Housing Securities Incorporated Series 1995-B Class A1A±	3.62	11/25/2028	445,624

259,349	LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	285,796

3,968,963	Merrill Lynch Mortgage Investors Incorporated Series 1997-CI Class A3	7.12	06/18/2029	4,301,685

4,000,000	Nationslink Funding Corporation	6.65	11/10/2030	4,248,389

1,059,254	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	1,158,853

2,276,902	Residential Funding Securities Corporation Series 2003-Rp1 Class A1±^	1.62	11/25/2034	2,282,906

43,434	Vendee Mortgage Trust Series 1992-2 Class G	7.25	02/15/2019	43,434

1,161,275	Washington Mutual Series 2002-Ar4 A8±	5.52	04/26/2032	1,183,131

Total Collateralized Mortgage Obligations (Cost $17,044,551)				17,459,024

Corporate Bonds & Notes – 32.90%

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 0.20%

1,300,000	CRH America Incorporated	5.30	10/15/2013	1,307,797

				1,307,797

Business Services – 1.43%

1,770,000	Cendant Corporation	7.38	01/15/2013	2,031,029

2,300,000	First Data Corporation Series MTND	5.80	12/15/2008	2,513,178

650,000	Fiserv Incorporated	4.00	04/15/2008	643,559

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Business Services (continued)

$1,750,000	NCR Corporation^	7.13%	06/15/2009	$1,905,421

2,120,000	Thompson Corporation	6.20	01/05/2012	2,321,082

				9,414,269

Chemicals & Allied Products – 2.04%

2,000,000	Bristol Myers Squibb	5.75	10/01/2011	2,145,674

1,450,000	Dial Corporation	7.00	08/15/2006	1,578,416

2,100,000	Eastman Chemical Company	7.00	04/15/2012	2,302,887

1,900,000	Olin Corporation	9.13	12/15/2011	2,251,453

2,450,000	Rpm International Incorporated	7.00	06/15/2005	2,541,191

1,625,000	Watson Pharmaceuticals Incorporated	7.13	05/15/2008	1,737,819

850,000	Wyeth	6.70	03/15/2011	943,255

				13,500,695

Communications – 0.95%

2,000,000	Cox Enterprises Incorporated^	8.00	02/15/2007	2,273,976

1,495,000	Qwest Corporation	5.63	11/15/2008	1,465,100

2,250,000	Time Warner Companies Incorporated	7.57	02/01/2024	2,513,471

				6,252,547

Consumer Services – 0.33%

1,955,000	Nielsen Media	7.60	06/15/2009	2,202,652

				2,202,652

Depository Institutions – 6.58%

3,300,000	Associated Bancorp	6.75	08/15/2011	3,645,906

3,000,000	Bank One Capital IV±	2.64	09/01/2030	3,030,684

5,000,000	BankAmerica Capital III±	1.72	01/15/2027	4,679,695

2,250,000	BB&T Corporation	6.50	08/01/2011	2,509,013

5,000,000	Chase Capital VI±	1.79	08/01/2028	4,552,415

3,000,000	City National Bank	6.75	09/01/2011	3,337,146

1,750,000	Colonial Bank	9.38	06/01/2011	2,007,703

750,000	Corestates Capital Trust II±^	1.80	01/15/2027	697,147

3,200,000	Deposit Guaranty Corporation	7.25	05/01/2006	3,545,360

3,000,000	Firstar Bank NA	7.13	12/01/2009	3,481,089

1,995,000	Fleet Capital Trust V±	2.14	12/18/2028	1,876,286

2,000,000	Manufacturers & Traders Trust Company	8.00	10/01/2010	2,385,764

2,250,000	National Capital Commerce Incorporated±	2.14	04/01/2027	2,054,700

1,425,000	US Bank National Association Series BNKT	6.38	08/01/2011	1,586,871

2,000,000	Wachovia Bank NA/Charlotte Series BKNT	7.80	08/18/2010	2,395,996

1,500,000	Washington Mutual Bank FA	6.88	06/15/2011	1,685,898

				43,471,673

Eating & Drinking Places – 0.21%

1,325,000	Aramark Services Incorporated	6.75	08/01/2004	1,362,826

				1,362,826

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Educational Services – 0.62%

$3,750,000	Stanford University Series MTNA	6.16%	04/30/2011	$4,124,689

				4,124,689

Electric, Gas & Sanitary Services – 0.54%

2,000,000	Duke Energy Field Services LLC	7.88	08/16/2010	2,345,970

1,134,146	Niagara Mohawk Power Corporation Series F	7.63	10/01/2005	1,231,178

				3,577,148

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 0.88%

1,700,000	Hyundai Semiconductor Manufacturing America Incorporated^	8.25	05/15/2004	1,740,387

1,400,000	Solectron Corporation Series B	7.38	03/01/2006	1,445,500

2,500,000	Thomas & Betts Corporation Series MTN	6.63	05/07/2008	2,596,875

				5,782,762

Financial Services – 0.25%

1,500,000	Citigroup Incorporated	6.50	01/18/2011	1,680,128

				1,680,128

Food & Kindred Products – 0.80%

1,300,000	Cadbury Schweppes US Finance LLC^	3.88	10/01/2008	1,284,443

2,000,000	Conagra Foods Incorporated	7.88	09/15/2010	2,389,922

1,500,000	General Mills Incorporated	6.00	02/15/2012	1,598,727

				5,273,092

Forestry – 0.36%

2,195,000	Weyerhaeuser Company	6.75	03/15/2012	2,367,329

				2,367,329

Health Services – 0.61%

2,800,000	American Association of Retired Persons^	7.50	05/01/2031	3,243,839

850,000	Healthsouth Corporation	7.63	06/01/2012	777,750

				4,021,589

Holding & Other Investment Offices – 0.78%

1,750,000	National City Bank of Columbus Series 4	7.25	07/15/2010	2,035,640

250,000	National City Bank of Kentucky Series Bank Notes	6.30	02/15/2011	275,180

1,395,000	Principal Life Global Funding I^	6.25	02/15/2012	1,513,773

2,500,000	Toll Road Investment Partnership II LP^††	6.56	02/15/2015	1,350,888

				5,175,481

Home Furniture, Furnishings & Equipment Stores – 0.17%

1,125,000	Steelcase Incorporated	6.38	11/15/2006	1,145,906

				1,145,906

Hotels, Rooming Houses, Camps & Other Lodge Places – 0.19%

170,000	Marriott International Incorporated Series B	6.88	11/15/2005	183,160

1,000,000	MGM Mirage	6.95	02/01/2005	1,042,500

				1,225,660

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Industrial & Commercial Machinery & Computer Equipment – 0.10%

$600,000	Applied Materials Incorporated Series MTNA	6.70%	09/06/2005	$643,961

				643,961

Insurance Agents, Brokers & Service – 0.65%

2,000,000	Allstate Financial Global Funding^	6.50	06/14/2011	2,239,756

2,000,000	NLV Financial Corporation^	7.50	08/15/2033	2,064,654

				4,304,410

Insurance Carriers – 5.46%

1,500,000	Amerus Group Company	6.95	06/15/2005	1,574,070

2,000,000	Blue Cross & Blue Shield of Florida^	8.25	11/15/2011	2,295,528

2,875,000	John Hancock Global Funding II^	7.90	07/02/2010	3,401,507

2,250,000	Lincoln National Corporation	7.25	05/15/2005	2,421,803

750,000	Lincoln National Corporation	6.20	12/15/2011	810,402

2,200,000	Markel Corporation	7.20	08/15/2007	2,372,817

2,450,000	Minnesota Life Insurance Company^	8.25	09/15/2025	2,985,881

2,900,000	New York Life Global Funding^	5.38	09/15/2013	2,975,858

1,650,000	Protective Life US Funding Trust^	5.88	08/15/2006	1,786,227

1,500,000	Provident Companies Incorporated	6.38	07/15/2005	1,564,131

2,450,000	Prudential Insurance Company of America^	7.65	07/01/2007	2,736,412

2,100,000	Reinsurance Group of America^	7.25	04/01/2006	2,267,830

2,000,000	Reliastar Financial Corporation	8.00	10/30/2006	2,252,838

1,385,000	Safeco Corporation	4.88	02/01/2010	1,415,762

3,000,000	Unitrin Incorporated	5.75	07/01/2007	3,145,572

2,050,000	WR Berkley Corporation	5.13	09/30/2010	2,053,130

				36,059,768

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 0.35%

176,000	Bausch & Lomb Incorporated	6.75	12/15/2004	183,040

2,000,000	Raytheon Company	6.15	11/01/2008	2,148,682

				2,331,722

Metal Mining – 0.19%

1,200,000	Phelps Dodge Corporation	6.38	11/01/2004	1,230,442

				1,230,442

Miscellaneous Manufacturing Industries – 0.98%

2,500,000	General Electric Company	5.00	02/01/2013	2,509,133

2,000,000	Honeywell International Incorporated	6.13	11/01/2011	2,184,692

1,700,000	Pall Corporation^	6.00	08/01/2012	1,749,538

				6,443,363

Non-Depository Credit Institutions – 1.58%

1,925,000	Athena Neurosciences Finance LLC	7.25	02/21/2008	1,713,250

3,600,000	Cargill Incorporated	8.35	02/12/2011	3,654,126

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Non-Depository Credit Institutions (continued)

$2,500,000	Ford Motor Credit Company	7.38%	10/28/2009	$2,644,745

1,700,000	General Motors Acceptance Corporation	5.85	01/14/2009	1,764,299

685,000	General Motors Acceptance Corporation Series MTN±	2.41	10/20/2005	686,616

				10,463,036

Oil & Gas Extraction – 0.56%

1,750,000	Marathon Oil Corporation/Consolidated	6.85	03/01/2008	1,953,635

1,585,000	Transocean Incorporated	6.63	04/15/2011	1,753,719

				3,707,354

Paper & Allied Products – 0.50%

1,750,000	International Paper Company	6.75	09/01/2011	1,943,638

1,250,000	Meadwestvaco Corporation	6.85	04/01/2012	1,365,475

				3,309,113

Personal Services – 0.20%

1,200,000	Cintas Corporation^	6.00	06/01/2012	1,296,011

				1,296,011

Petroleum Refining & Related Industries – 0.21%

1,520,000	El Paso CGP Company	6.50	05/15/2006	1,406,000

				1,406,000

Primary Metal Industries – 0.35%

2,000,000	Alcoa Incorporated	7.38	08/01/2010	2,327,332

				2,327,332

Printing, Publishing & Allied Industries – 1.07%

1,585,000	American Greetings Corporation	6.10	08/01/2028	1,632,550

3,325,000	Scholastic Corporation	7.00	12/15/2003	3,330,968

1,750,000	Viacom Incorporated	7.70	07/30/2010	2,074,749

				7,038,267

Real Estate – 0.23%

1,500,000	Shurgard Storage Centers Incorporated	5.88	03/15/2013	1,532,022

				1,532,022

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.73%

2,000,000	Merrill Lynch & Company Incorporated Series MTN±	1.53	05/22/2006	2,010,976

2,500,000	Morgan Stanley	6.75	04/15/2011	2,805,770

				4,816,746

Stone, Clay, Glass & Concrete Products – 0.26%

1,605,151	3M Employee Stock Ownership Plan Trust^	5.62	07/15/2009	1,727,849

				1,727,849

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Student Loan Marketing Association – 0.35%

$2,300,000	SLMA Series 1999-3 Class CTFS±	1.56%	01/26/2015	$2,286,848

				2,286,848

Telecommunications – 0.37%

2,310,000	Sprint Capital Corporation	6.00	01/15/2007	2,438,799

				2,438,799

Transportation By Air – 1.28%

1,159,661	Continental Airlines Incorporated Series 2001-1 Class C	7.03	06/15/2011	980,783

1,793,513	Continental Airlines Incorporated Series 972A	7.15	06/30/2007	1,634,357

1,365,271	Continental Airlines Incorporated Series 974C	6.80	07/02/2007	1,277,033

645,332	Delta Air Lines Incorporated Series 2002-1 Class C	7.78	01/02/2012	557,334

2,669,011	FedEx Corporation Series 97-B	7.52	01/15/2018	3,040,042

880,000	Northwest Airlines Corporation Series 991A	6.81	02/01/2020	781,968

1,000,000	United Air Lines Incorporated Series 01-1	6.83	09/01/2008	150,729

				8,422,246

Transportation Equipment – 0.54%

1,750,000	Daimlerchrysler NA Holding Corporation	7.75	01/18/2011	1,955,167

1,500,000	Navistar International Corporation Series B	9.38	06/01/2006	1,635,000

				3,590,167

Total Corporate Bonds & Notes (Cost $209,867,538)				217,261,699

Municipal Bonds & Notes – 2.96%

2,300,000	Bridgeport County GO Taxable Pension Bonds FGIC Insured	7.33	01/15/2007	2,581,428

3,035,000	City of Minneapolis MN Series A	6.00	02/01/2026	3,057,550

3,805,000	Hudson County NJ Improvement Authority Facilities Leasing Revenue	7.40	12/01/2025	4,523,498

890,000	La Crosse WI Series B	5.00	12/01/2009	922,200

940,000	La Crosse WI Series B	5.20	12/01/2010	969,356

2,210,000	Loyola University Illinois	4.80	07/01/2013	2,121,335

2,000,000	Minneapolis & St Paul MN Metropolitan Airports Commission Series 15	6.05	01/01/2012	2,174,280

1,015,000	State of Illinois	4.95	06/01/2023	932,815

1,000,000	State of Texas	7.15	12/01/2009	1,151,780

1,000,000	Stratford Ct	6.28	02/15/2009	1,109,550

Total Municipal Bonds & Notes (Cost $18,319,024)				19,543,792

US Government Agency Securities – 41.12%

Federal Home Loan Mortgage Corporation – 14.61%

56,882	FHLMC #410425±	3.46	09/01/2026	59,012

48,673	FHLMC #410464±	4.25	11/01/2026	50,686

330,067	FHLMC #606279±	2.82	02/01/2015	331,761

116,085	FHLMC #846367±	3.67	04/01/2029	119,989

2,743,230	FHLMC #90248	6.00	06/01/2017	2,862,143

2,497,812	FHLMC #E90573	6.00	07/01/2017	2,606,088

5,173,972	FHLMC Series 1675 Class KZ	6.50	02/15/2024	5,484,879

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

$4,327,375	FHLMC Series 2146 Class VB	6.00%	12/15/2014	$4,421,643

1,075,853	FHLMC Series 2218 Class B	6.00	11/15/2027	1,089,052

5,930,000	FHLMC Series 2358 Class PD	6.00	09/15/2016	6,260,246

689,355	FHLMC Series 2360 Class PE	6.00	11/15/2013	689,030

12,500,000	FHLMC Series 2363 Class PF	6.00	09/15/2016	13,196,715

16,300,000	FHLMC Series 2416 Class PE	6.00	10/15/2021	17,104,933

6,305,227	FHLMC Series 2416 Class PF	6.00	08/15/2018	6,400,416

2,000,000	FHLMC Series 2439 Class LG	6.00	09/15/2030	2,076,423

2,467,872	FHLMC Series 37 Class H	6.00	01/17/2021	2,501,141

5,175,292	FHLMC Series T-20 Class A6	7.49	09/25/2029	5,515,748

16,442,757	FHLMC Structured Pass Through Securities Series T-42 Class A4Z	6.50	02/25/2042	17,434,469

7,587,042	FHLMC Structured Pass Through Securities Series T-58 Class 4A	7.50	09/25/2043	8,250,908

				96,455,282

Federal National Mortgage Association – 19.84%

36,232	FNMA #342042±	3.56	06/01/2025	37,245

60,187	FNMA #344689±	3.40	11/01/2025	61,767

78,900	FNMA #344692±	3.33	10/01/2025	80,738

55,013	FNMA #347712±	3.38	06/01/2026	56,880

4,655,812	FNMA #375168	7.13	06/01/2004	4,667,739

2,449,336	FNMA #375462	6.61	11/01/2007	2,682,954

4,668,707	FNMA #380581	6.18	08/01/2008	5,073,560

3,896,198	FNMA #383017	6.49	01/01/2008	4,247,861

1,141,604	FNMA #557072±	2.70	06/01/2040	1,159,212

2,507,041	FNMA #656566	5.50	04/01/2018	2,584,155

4,619,113	FNMA #678939	5.50	02/01/2018	4,761,193

5,684,009	FNMA #706367	6.00	05/01/2033	5,841,337

5,524,432	FNMA #726779±	4.55	05/01/2033	5,617,160

5,864,641	FNMA #731996±	4.18	09/01/2033	5,964,561

1,354,708	FNMA #73272	6.48	12/01/2005	1,431,319

3,234,259	FNMA #73919	6.80	01/01/2004	3,241,658

5,902,144	FNMA #739757±	4.09	08/01/2033	5,969,192

10,399,322	FNMA #741305	5.00	09/01/2018	10,541,845

7,244,110	FNMA #741458±	4.52	10/01/2033	7,386,178

1,693,611	FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	1,821,691

52,578	FNMA Series 1988-5 Class Z	9.20	03/25/2018	57,030

1,991,437	FNMA Series 1998-M6 Class A2	6.32	08/15/2008	2,157,819

5,000,000	FNMA Series 2001-M1 Class B	6.12	05/25/2013	5,419,701

4,642,045	FNMA Series 2002-90 Class A2	6.50	11/25/2042	4,916,218

5,000,000	FNMA Series 2003-86 Class PT	4.50	09/25/2018	4,986,984

17,500,000	FNMA Series 2003-92 Class HP	4.50	09/25/2018	17,457,641

6,000,000	FNMA Series 2003-97 Class CA	5.00	10/25/2018	6,084,149

7,500,000	FNMA Whole Loan Series 2003-W2 Class 2A7	5.50	07/25/2042	7,761,142

8,310,142	FNMA Whole Loan Series 2003-W8 Class 2A	7.00	10/25/2042	8,938,596

				131,007,525

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Government National Mortgage Association—6.67%

235,840	GNMA #473917	7.00%	04/15/2028	$250,773

97,422	GNMA #525459	7.25	01/15/2004	107,181

461,910	GNMA #525459	7.25	01/15/2004	508,180

689,436	GNMA #531435	7.00	03/15/2004	750,836

6,895	GNMA #531965	7.72	12/15/2041	7,805

266,409	GNMA #533857	7.35	01/15/2004	269,820

240,017	GNMA #533858	7.35	08/15/2042	270,595

1,824,515	GNMA #780626	7.00	08/15/2027	1,940,042

35,000,000	GNMA Series 2003-38 Class JC±	7.08	04/16/2024	39,925,890

				44,031,122

Total US Government Agency Securities (Cost $267,520,903)				271,493,929

US Treasury Securities – 9.35%

US Treasury Bonds – 8.94%

10,000,000	U.S. Treasury Strip Principal††	5.44	02/15/2015	5,845,080

20,000,000	US Treasury Bonds	7.25	08/15/2022	25,035,940

13,410,000	US Treasury Bonds	6.25	08/15/2023	15,150,685

6,810,000	US Treasury Bonds	6.75	08/15/2026	8,178,653

3,825,000	US Treasury Bonds	3.38	04/15/2032	4,825,423

				59,035,781

US Treasury Notes – 0.41%

2,300,000	US Treasury Notes	3.50	01/15/2011	2,732,956

				2,732,956

Total US Treasury Securities (Cost $60,098,365)				61,768,738

Shares

Short-Term Investments – 1.18%

7,772,398	Wells Fargo Money Market Trust~	7,772,398

Total Short Term Investment (Cost $7,772,398)		7,772,398

Total Investment in Securities (Cost $639,725,165)*	99.24%	$655,305,152

Other Assets and Liabilities, Net	0.76	5,003,088

Total Net Assets	100.00%	$660,308,240

~	= This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	= Variable Rate Securities.
^	= Securities that may be resold to "Qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
††	= Zero coupon bond. Interest rate presented is Yield to Maturity.
*	= Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 15.21%

$7,500,000	Ameriquest Mortgage Securities Incorporated Series 2000-2 Class M1±	1.77%	07/15/2030	$7,540,011

1,036,270	Asset Backed Securities Corporation Home Equity Series 2001-He2 Class A1±	1.38	06/15/2031	1,035,674

2,000,000	Bank One Issuance Trust Series 2002-C2±	2.11	05/15/2008	2,008,912

7,930,000	Brazos Student Loan Finance Corporation Series 1995-A Class A3±	1.57	06/01/2025	7,924,321

4,000,000	Capital Auto Receivables Asset Trust Series 2001-1 Class A5±	1.20	07/15/2006	3,999,850

5,000,000	Carco Auto Loan Master Trust±	1.19	11/15/2006	5,000,851

6,000,000	Chase Credit Card Master Trust Series 2000-3 Class B±	1.47	01/15/2008	6,012,311

2,000,000	Chase Credit Card Master Trust Series 2001-3 Class C±	1.97	09/15/2006	2,002,272

1,873,323	Chase Funding Loan Acquisition Trust Series 2001-Ff1A2±	1.36	04/25/2031	1,873,589

6,560,000	Chesapeake Funding LLC Series 2002-1 Class A1±	1.32	06/07/2007	6,560,975

400,000	Citibank Credit Card Issuance Trust Series 2001-B2 Class B2±	1.61	12/10/2008	402,741

3,352,233	Countrywide Asset Backed Certificates Series 2003-BC1 Class A1±	1.52	03/25/2033	3,355,842

7,500,000	Countrywide Asset Backed Certificates Series 2000-1 Class MV1±	1.59	03/25/2031	7,520,145

2,784,037	Countrywide Asset Backed Certificates Series 2003-SD1 Class A1±^	1.81	12/25/2032	2,792,303

3,541,117	Countrywide Asset Backed Certificates Series 2003-SD3 Class A1±^	1.54	01/25/2033	3,546,170

713,266	Countrywide Home Equity Loan Trust Series 2000-B Class A2±	1.35	08/15/2026	709,678

3,728,169	Countrywide Home Equity Loan Trust Series 2001-A Class A±	1.36	04/15/2027	3,724,499

3,845,345	Countrywide Home Equity Loan Trust Series 2002-D Class A±	1.36	08/15/2028	3,827,197

3,028,249	Daimlerchrysler Auto Trust Series 2000-E Class A4	6.16	01/08/2006	3,095,386

630,000	DVI Receivables Corporation Series 2002-2 Class A3A±	1.67	09/12/2010	560,700

1,156,903	EQCC Home Equity Loan Trust Series 1998-4 Class A1F±	1.56	01/15/2029	1,159,313

2,876,501	Fifth Third Home Equity Loan Trust Series 2003-1 Class A±	1.37	09/20/2023	2,875,602

4,114,329	First Plus Home Loan Trust Series 1997-3 Class A8	7.55	11/10/2023	4,113,693

5,000,000	First USA Credit Card Master Trust Series 1999-1 Class B±	1.52	10/19/2006	5,002,269

8,723,752	Fleet Home Equity Loan Trust Series 2003-1 Class A±	1.37	01/20/2033	8,716,270

4,055,785	GMAC Mortgage Corporation Loan Trust Series 2001-He3 Class A2±	1.40	03/25/2027	4,044,576

1,500,000	Golden Securities Corporation Series 2003-A Class A1±^	1.42	12/02/2013	1,500,000

1,666,667	Household Consumer Loan Trust Series 1997-2 Class A3±	1.52	11/15/2007	1,644,931

3,841,002	Household Home Equity Loan Trust Series 2002-2, Class A±	1.42	04/20/2032	3,839,910

493,203	IMC Home Equity Loan Trust Series 1998-3, Class A6	6.40	04/20/2026	493,761

3,093,986	Mellon Residential Funding Corporation Series 2001-Tbc1 Class A1±	1.47	11/15/2031	3,093,703

9,282,753	Msdwcc Heloc Trust Series 2003-1A Class A±	1.39	11/25/2015	9,267,342

2,878,939	Oakwood Mortgage Investors Incorporated Series 2000-A Class A2	7.77	05/15/2017	2,722,026

5,109,391	Option One Mortgage Loan Trust Series 2003-1 Class A2±	1.54	02/25/2033	5,122,411

679,867	Pass Through Amortizing Credit Card Trusts Series 2002-A1 Class A1Fl±^	1.87	06/18/2012	679,034

861,166	Pass-Through Amortizing Credit Card Trust Series 2002-1A Class A2Fl±^	2.47	06/18/2012	859,957

2,157,761	Residential Funding Mortgage Securities II Series 2000-Hs1 Class Note±	1.36	09/20/2030	2,149,148

5,000,000	Sallie Mae Incorporated	3.38	07/15/2004	5,065,985

2,976,821	Salomon Brothers Mortgage Securities VII Series 1999-AQ1 Class A±	1.44	04/25/2029	2,963,020

991,728	Sequoia Mortgage Trust Series 2 Class A1±	2.40	10/25/2024	1,001,973

5,000,000	Strategic Hotel Capital Incorporated Series 1-A±^	1.67	02/15/2013	4,979,314

2,000,000	Structured Asset Repackaged Trust±^	1.77	03/21/2006	2,001,688

7,429,391	Structured Asset Securities Corporation Series 2003-9A Class 2A1±	3.83	03/25/2033	7,345,823

5,000,000	Superior Wholesale Inventory Financing Trust Series 2001-A6, Class A±	1.21	01/16/2006	4,999,882

128,293	Toyota Auto Receivables Owner Trust Series 2001-B, Class A3±	1.20	03/15/2005	128,286

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities (continued)

$9,000,000	Toyota Auto Receivables Owner Trust Series 2003 B±	1.15%	08/15/2007	$8,998,164

1,028,925	Wachovia Asset Securitization Incorporated Series 2002-He2 A±	1.55	12/25/2032	1,030,536

7,000,000	Wachovia Asset Securitization Incorporated Series 2003-He2 All1±	1.38	07/02/2018	6,996,919

5,660,716	Washington Mutual Series 2003-Ar1 Class A6±	4.55	03/25/2033	5,639,157

Total Asset Backed Securities (Cost $182,493,764)				181,928,121

Collateralized Mortgage Obligations – 8.88%

1,611,338	Bank of America Mortgage Securities Series 2002-G Class 2A1±	6.68	07/20/2032	1,640,941

5,606,357	Bank of America Mortgage Securities Series 2003-A Class 2A2±	4.57	02/25/2033	5,693,247

2,595,000	BankAmerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	2,707,697

6,025,000	Chesapeake Funding LLC Series 2003-2 A1±	1.32	11/07/2008	6,025,000

829,307	Countrywide Home Loans Series 2001-23 Class 6A1±	3.10	12/25/2031	834,210

2,361,943	CS First Boston Mortgage Securities Corporation Series 2002-AR17 Class 2A1±	5.39	12/19/2039	2,397,406

5,198,164	CS First Boston Mortgage Securities Corporation Series 2003-AR2 Class 2A1±	4.92	02/25/2033	5,248,837

2,253,526	Fifth Third Mortgage Loan Trust Series 2002-FTB1 Class 4A1±	5.49	11/19/2032	2,287,329

1,547,077	GMAC Commercial Mortgage Securities Incorporated Series 1996-C1 Class A1±	1.53	10/15/2028	1,547,077

325,893	Housing Securities Incorporated Series 1995-B Class A1A±	3.74	11/25/2028	324,934

3,454,035	Immpac CMB Trust Series 2001-4 Class A1±	1.54	12/25/2031	3,461,501

3,500,000	Mall of America Company LLC Series 2000-1 Class A±^	1.42	03/12/2010	3,505,755

541,534	MLCC Mortgage Investors Incorporated Series 1994-A Class A3±	1.92	07/15/2019	541,429

12,933,704	MLCC Mortgage Investors Incorporated Series 1995-B Class A±	1.50	10/15/2020	12,952,388

1,016,733	MLCC Mortgage Investors Incorporated Series 1996-C Class A±	1.50	09/15/2021	1,015,721

2,170,623	MLCC Mortgage Investors Incorporated Series 1997-B Class A±	1.54	03/16/2026	2,167,101

8,414,536	MLCC Mortgage Investors Incorporated Series 1999-A Class A±	1.50	03/15/2025	8,418,481

8,341,057	Morgan Stanley Dean Witter Capital I Series 2003-Hyb1 Class A3±	4.60	03/25/2033	8,379,415

3,425,000	Nationslink Funding Corporation	6.65	11/10/2030	3,637,683

4,161,165	Nationslink Funding Corporation Series 1999-Sl Class A1V±	1.47	11/10/2030	4,161,912

747,709	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	818,014

2,330,251	Nellie Mae Incorporated Series 1996-1 Class A2±	1.38	12/15/2018	2,329,768

9,150,000	Principal Residential Mortgage Capital Resources Series 2001-3A Class A2±^	1.41	12/20/2006	9,160,248

4,392,205	Residential Funding Securities Corporation Series 2003-Rp1 Class A1±^	1.62	05/05/2033	4,403,787

3,486,756	Sequoia Mortgage Trust Series 2003-2 Class A1±	1.45	06/20/2033	3,485,832

4,000,298	Sequoia Mortgage Trust Series 5 Class A±	1.47	10/19/2026	3,935,674

26,858	Vendee Mortgage Trust Series 1997-1, Class 2H	7.50	12/15/2003	26,847

5,000,000	Vendee Mortgage Trust Series 2002-3 Class B	6.00	03/15/2021	5,148,507

Total Collateralized Mortgage Obligations (Cost $106,394,228)				106,256,741

Corporate Bonds & Notes – 25.13%

Amusement & Recreation Services – 0.32%

3,716,000	International Game Technology	7.88	05/15/2004	3,812,296

				3,812,296

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.27%

2,984,000	Reebok International Limited	6.75	09/15/2005	3,183,642

				3,183,642

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Business Services – 0.35%

$2,250,000	Cendant Corporation	6.88%	08/15/2006	$2,461,808

1,750,000	Oracle Corporation	6.72	02/15/2004	1,768,937

				4,230,745

Chemicals & Allied Products – 0.85%

3,300,000	Cabot Corporation Series MTNB	6.56	12/12/2005	3,507,382

2,720,000	Eastman Chemical	6.38	01/15/2004	2,732,980

3,775,000	RPM International Incorporated	7.00	06/15/2005	3,915,509

				10,155,871

Communications – 0.64%

3,080,000	Cox Radio Incorporated	6.63	02/15/2006	3,325,852

2,300,000	Sprint Capital Corporation	5.88	05/01/2004	2,330,942

1,825,000	Time Warner Companies Incorporated	8.11	08/15/2006	2,048,185

				7,704,978

Financial Insurance – 0.04%

500,000	John Hancock Global Funding II Series MTN±^	1.24	08/30/2004	500,349

				500,349

Depository Institutions – 2.97%

1,750,000	Associated Bank Green Bay Series BKNT±	1.25	12/10/2004	1,751,507

2,100,000	Bank of America Corporation Series MTN1±	1.42	08/26/2005	2,106,128

3,000,000	Bankers Trust Corporation	8.25	05/01/2005	3,271,311

2,225,000	BB&T Corporation±	6.38	06/30/2005	2,366,730

2,000,000	Fifth Third Bank Michigan±	7.75	08/15/2010	2,157,732

2,000,000	Fleetboston Financial Corporation	7.13	04/15/2006	2,196,244

2,450,000	Keycorp Series MNTF±	1.39	08/30/2004	2,455,049

1,200,000	Mercantile Bancorporation	7.05	06/15/2004	1,236,490

4,000,000	Old National Bank Series BKNT±	1.41	01/31/2005	4,003,772

3,068,000	PNC Bank NA	7.88	04/15/2005	3,310,970

2,675,000	PNC Funding Corporation±	1.54	10/29/2004	2,681,241

1,000,000	Regions Bank of Alabama Series Bank Notes	2.90	12/15/2006	1,006,591

2,700,000	State Street Capital Trust II±	1.63	02/15/2008	2,708,481

1,250,000	US Bancorp/First Bank	7.63	05/01/2005	1,347,470

425,000	Wachovia Corporation	6.88	09/15/2005	459,812

2,450,000	Washington Mutual Bank FA Series MTN±	1.51	07/25/2006	2,463,605

				35,523,132

Eating & Drinking Places – 0.24%

2,838,000	Aramark Services Incorporated	6.75	08/01/2004	2,919,019

				2,919,019

Educational Services – 1.94%

4,353,854	Education Loans Incorporated Series 1998-1 Class J±	1.32	06/01/2020	4,348,466

18,900,000	US Education Loan Trust II LLC Series 3A-4±^	1.12	12/01/2034	18,900,000

				23,248,466

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Electric, Gas & Sanitary Services – 0.60%

$3,765,000	Duke Energy Field Services LLC	7.50%	08/16/2005	$4,054,529

2,850,000	El Paso Electric Company Series D	8.90	02/01/2006	3,173,523

				7,228,052

Financial Services – 0.21%

2,500,000	American Honda Finance Corporation Series MTN±^	1.32	07/11/2006	2,501,263

				2,501,263

Food & Kindred Products – 0.51%

1,750,000	General Mills Incorporated Series MTNB	8.11	11/18/2004	1,850,559

4,250,000	Kraft Foods Incorporated±	1.37	11/26/2004	4,243,404

				6,093,963

Food Stores – 0.65%

3,125,000	Fred Meyer Incorporated	7.38	03/01/2005	3,318,638

4,500,000	Safeway Incorporated±	1.63	11/01/2005	4,501,751

				7,820,388

Forestry – 0.33%

3,750,000	Weyerhaeuser Company	5.50	03/15/2005	3,897,060

				3,897,060

General Merchandise Stores – 0.17%

2,000,000	Sears Roebuck Acceptance Series MTN6±	4.10	01/07/2004	2,004,188

				2,004,188

Holding & Other Investment Offices – 1.74%

7,500,000	Collegiate Funding Services Education Loan Trust Series 2003-A Class A2±	1.40	09/28/2020	7,502,521

7,500,000	Collegiate Funding Services Education Loan Trust Series A2±^	1.18	12/01/2041	7,500,000

2,000,000	Monumental Global Funding II±^	1.28	05/28/2004	2,001,066

3,750,000	Principal Life Global Funding I Series MTN±^	1.36	05/27/2005	3,763,249

				20,766,836

Hotels, Rooming Houses, Camps & Other Lodge Places – 0.18%

2,000,000	Marriott International Incorporated Series B	6.88	11/15/2005	2,154,824

				2,154,824

Insurance Agents, Brokers & Service – 0.22%

2,675,000	Allstate Financial Global Funding±^	1.35	03/22/2005	2,683,803

				2,683,803

Insurance Carriers – 1.69%

1,900,000	Amerus Group Company	6.95	06/15/2005	1,993,822

1,250,000	AON Corporation	6.90	07/01/2004	1,285,508

2,000,000	John Hancock Global Funding II Series MTN±^	1.33	09/12/2006	2,002,416

1,000,000	Lincoln National Corporation	7.25	05/15/2005	1,076,357

2,500,000	Monumental Life Insurance Company	1.32	10/20/2006	2,500,000

2,650,000	Protective Life US Funding Trust^	5.50	05/14/2004	2,698,180

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance Carriers (continued)

$3,000,000	Provident Companies Incorporated	6.38%	07/15/2005	$3,128,262

1,850,000	The Progressive Corporation	6.60	01/15/2004	1,861,316

3,500,000	Unitrin Incorporated	5.75	07/01/2007	3,669,834

				20,215,695

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 0.29%

3,500,000	Eastman Kodak Company Series MTNA±	1.72	11/08/2004	3,482,906

				3,482,906

Metal Mining – 0.29%

3,350,000	Noranda Incorporated	8.13	06/15/2004	3,457,743

				3,457,743

Mining & Quarrying of Nonmetallic Minerals, Except Fuels – 0.15%

1,750,000	Phelps Dodge Corporation	6.63	10/15/2005	1,845,498

				1,845,498

Miscellaneous Manufacturing Industries – 0.26%

3,050,000	General Dynamics Corporation±	1.56	09/01/2004	3,052,687

				3,052,687

Mortgage Backed Securities – 1.19%

5,000,000	Keycorp Student Loan Trust Series 2003-A Class 2A1±	4.47	10/25/2025	4,992,190

5,872,233	Merrill Lynch Mortgage Investors Incorporated Series 2003-A2 Class 2A2±	4.21	02/25/2033	5,897,802

3,338,746	MLCC Mortgage Investors Incorporated Series 2003-B Class A1±	1.46	04/25/2028	3,339,768

				14,229,760

Non-Depository Credit Institutions – 4.28%

1,500,000	Boeing Capital Corporation Series MTNX±	1.60	10/15/2004	1,500,021

2,810,959	Countrywide Asset Backed Certificates Series 2003-SD2 Class A1±^	1.62	09/25/2032	2,811,837

9,650,000	Education Funding Capital Trust I Series A1-1±	1.13	06/01/2042	9,650,000

4,750,000	Ford Motor Credit Company±	1.35	04/28/2005	4,685,956

2,000,000	General Electric Capital Corporation Series MTNA±	1.29	09/15/2004	2,002,720

4,000,000	General Motors Acceptance Corporation Series MTN±	2.41	10/20/2005	4,009,436

696,000	Lehman Brothers Holdings Corporation Series EMTN±	1.64	09/28/2005	701,233

1,000,000	Mission Valley Finance^	6.78	12/15/2004	1,047,500

3,380,000	Morgan Stanley Dean Witter & Company Corporation Floating Rate±	1.02	11/24/2006	3,377,117

2,500,000	Morgan Stanley Dean Witter Corporation Heloc Trust Series 2003-2 A±	1.38	04/25/2016	2,500,663

8,501,010	Renaissance Home Equity Loan Trust Series 2003-3 A±	1.62	12/25/2033	8,501,010

4,394,158	Residential Funding Mortgage Securities Series 2002-Hs3 2A±	1.46	08/25/2032	4,398,935

6,000,000	Union Financial Services Taxable Student Loan Series 1998-A B5±	1.23	12/01/2032	6,001,231

				51,187,659

Oil & Gas Extraction – 0.54%

3,172,000	Columbia Energy Group	6.80	11/28/2005	3,411,584

2,970,000	Halliburton Company±^	2.66	10/17/2005	3,003,041

				6,414,626

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Paper & Allied Products – 0.19%

$2,075,000	International Paper Company	8.13%	07/08/2005	$2,259,629

				2,259,629

Primary Metal Industries – 0.34%

4,070,000	Alcoa Incorporated±	1.43	12/06/2004	4,079,231

				4,079,231

Printing, Publishing & Allied Industries – 0.28%

3,208,000	Quebecor World Incorporated	6.50	08/01/2027	3,296,137

				3,296,137

Railroad Transportation – 0.37%

2,000,000	Norfolk Southern Corporation	7.88	02/15/2004	2,025,326

2,201,000	Union Pacific Corporation	7.60	05/05/2005	2,359,701

				4,385,027

Real Estate – 0.49%

1,800,000	JDN Realty Corporation	6.95	08/01/2007	1,966,248

4,000,000	Mellon Residential Funding Corporation Series 1999-Tbc3 Class A2±	1.61	10/20/2029	3,914,904

				5,881,152

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.17%

2,000,000	Merrill Lynch & Company Incorporated Series MTN±	1.57	05/22/2006	2,010,976

				2,010,976

Student Loan Marketing Association – 1.92%

3,000,000	SLMA Series 1999-3 Class CTFS±	1.56	01/26/2015	2,982,845

10,000,000	SLMA Series 2003-10A Class AIG±^	1.17	12/15/2016	10,000,000

10,000,000	Student Loan Consolidation Center Series A-9±^	1.17	07/01/2042	10,000,000

				22,982,845

Transportation Equipment – 0.32%

3,800,000	Daimlerchrysler NA Holding Corporation Series MTND±	1.94	09/26/2005	3,800,418

				3,800,418

Transportation Services – 0.13%

1,500,000	FedEx Corporation	6.63	02/12/2004	1,514,546

				1,514,546

Total Corporate Bonds & Notes (Cost $299,987,494)				300,525,410

Municipal Bonds & Notes – 7.18%

7,000,000	Arizona Educational Loan Marketing Corporation Series B1±	1.30	12/01/2037	7,000,000

4,700,000	Colorado Student Obligation Bond Authority Student Loan Revenue±	1.55	12/01/2032	4,700,000

2,450,000	Connecticut State Series A	6.50	12/01/2003	2,451,078

3,500,000	Educational Funding South Incorporated Tennessee Educational Loan Revenue Series B-2±	1.25	06/01/2038	3,500,000

745,000	Hudson County NJ	6.09	09/01/2005	781,520

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bonds & Notes (continued)

$13,900,000	North Carolina State Education Assistance Authority Revenue Guaranteed Student Loans Series LN-N±	1.30%	09/01/2015	$13,900,000

23,300,000	Pennsylvania State Higher Education Assistance Agency±	1.12	10/01/2042	23,300,000

545,000	Seattle WA Taxable Series B	7.10	01/15/2004	549,104

7,020,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-2±	1.09	06/01/2033	7,020,000

6,450,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-3±	1.10	09/01/2026	6,450,000

3,250,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-3±	1.12	06/01/2033	3,250,000

5,000,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-4±	1.10	06/01/2043	5,000,000

8,000,000	Student Loan Finance Association Washington±	1.20	06/01/2038	8,000,000

Total Municipal Bonds & Notes (Cost $ 85,848,920)				85,901,702

US Government Agency Securities – 25.53%

Federal Agency & Government – 0.31%

25,486	SBA #500276±	5.88	05/25/2007	26,497

212,681	SBA #500957±	4.25	07/25/2014	224,028

149,322	SBA #501224±	2.75	06/25/2015	152,190

26,414	SBA #502966±	5.23	05/25/2015	28,209

233,123	SBA #503405±	4.38	05/25/2016	249,090

887,158	SBA #503611±	3.88	12/25/2021	941,576

31,616	SBA #503653±	4.63	01/25/2010	33,071

583,412	SBA #503658±	5.13	09/25/2010	614,531

236,941	SBA #503664±	4.48	01/25/2013	250,166

1,073,790	SBA Series 10-C	7.88	05/01/2010	1,172,410

				3,691,767

Federal Farm Credit Bank – 0.84%

10,000,000	FFCB±	1.05	06/20/2006	9,996,890

				9,996,890

Federal Home Loan Bank – 0.84%

10,000,000	FHLB±	1.06	03/15/2005	9,995,500

				9,995,500

Federal Home Loan Mortgage Corporation – 5.99%

50,589	FHLMC # 410220±	4.15	10/01/2025	52,208

160,246	FHLMC # 611084±	3.51	06/01/2030	166,023

808,778	FHLMC #786614±	6.03	08/01/2025	824,303

254,764	FHLMC #845151±	3.30	06/01/2022	264,061

38,695	FHLMC #846367±	3.72	04/01/2029	39,996

3,060,833	FHLMC #E90573	6.00	07/01/2017	3,193,514

876,524	FHLMC Series 1192 Class I	7.50	01/15/2007	901,321

1,529,640	FHLMC Series 2356 Class GB	6.00	07/15/2013	1,529,023

7,500,000	FHLMC Series 2605 Class PC	4.50	03/15/2013	7,551,359

1,607,278	FHLMC Series 29 Class A1±	1.25	09/15/2026	1,607,307

934,649	FHLMC Series 31 Class A7±	1.24	05/25/2031	934,353

3,568,710	FHLMC Series T-35 Class A±	1.26	09/25/2031	3,571,202

8,417,326	FHLMC Structured Pass Through Securities Series T-54 Class 3A	7.00	02/25/2043	9,053,886

8,442,565	FHLMC Structured Pass Through Securities Series T-54 Class 4A±	5.12	02/25/2043	8,738,055

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

$12,290,427	FHLMC Structured Pass Through Securities Series T-58 Class 4A	7.50%	09/25/2043	$13,365,839

75,057	FNMA #46698±	3.52	12/01/2015	75,655

6,994,603	FNMA Gold Pool TBA	7.50	11/25/2033	7,527,941

12,100,000	FNMA Hybrid TBA±	4.83	11/25/2033	12,342,000

				71,738,046

Federal National Mortgage Association – 17.46%

370,157	FNMA #155506±	3.33	04/01/2022	382,097

1,006,249	FNMA #190815±	3.42	07/01/2017	983,012

93,824	FNMA #220706±	3.23	06/01/2023	96,457

929,581	FNMA #253482	8.50	10/01/2030	1,001,913

131,374	FNMA #318464±	3.33	04/01/2025	134,984

369,911	FNMA #321051±	3.24	08/01/2025	382,122

73,043	FNMA #331866±	4.17	12/01/2025	74,607

15,000,000	FNMA #460900	3.92	01/01/2008	15,178,973

27,876	FNMA #519047±	3.46	09/01/2029	28,897

5,981,709	FNMA #545927	6.50	12/01/2015	6,312,037

5,885,514	FNMA #631367	5.50	02/01/2017	6,066,547

6,254,868	FNMA #686043±	4.44	07/01/2033	6,373,525

10,168,486	FNMA #693015±	4.21	06/01/2033	10,351,728

6,241,015	FNMA #726776±	4.51	05/01/2033	6,376,926

14,658,544	FNMA #726779±	4.56	05/01/2033	14,904,588

3,092,768	FNMA #732003±	4.50	09/01/2033	3,166,715

6,335,174	FNMA #734329±	4.29	06/01/2033	6,406,437

11,804,288	FNMA #739757±	4.09	08/01/2033	11,938,384

14,883,595	FNMA #739759±	4.14	08/01/2033	15,073,074

12,467,503	FNMA #741447±	4.08	10/01/2033	12,523,991

12,471,062	FNMA #741454±	4.11	10/01/2033	12,584,845

6,673,944	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	7,262,085

4,383,813	FNMA Grantor Trust Series 2002-T13 Class A1±	1.22	08/25/2032	4,382,816

9,296,156	FNMA Grantor Trust Series 2003-T4 Class 1A±	1.23	09/26/2033	9,296,161

1,086,481	FNMA Series 1991-146 Class Z	8.00	10/25/2006	1,142,153

5,686,549	FNMA Series 2001-37 Class GA	8.00	07/25/2016	6,208,352

875,378	FNMA Series 2001-W1 Class AV1±	1.36	08/25/2031	875,220

13,501,073	FNMA Series 2002-16 Class QC	5.50	02/25/2012	13,635,066

3,373,924	FNMA Series 2002-7 Class QK	5.50	03/25/2015	3,377,629

4,006,435	FNMA Series 2002-90 Class A2	6.50	11/25/2042	4,243,067

2,937,826	FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	3,196,721

7,132,032	FNMA Whole Loan Series 2002-W12 Class AV1±	1.30	02/25/2033	7,142,571

8,450,000	FNMA Whole Loan Series 2003-W16 Class AF1±	1.21	10/25/2033	8,447,359

8,643,317	FNMA Whole Loan Series 2003-W8 Class 2A	7.00	10/25/2042	9,296,968

				208,848,026

Government National Mortgage Association – 0.09%

1,021,761	GNMA #780533	7.00	07/15/2008	1,093,194

				1,093,194

Total US Government Agency Securities (Cost $303,622,812)				305,363,423

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Securities – 9.85%

US Treasury Notes – 9.85%

24,600,000	US Treasury Notes – inflation protected‡‡§	3.88%	01/15/2009	$31,179,379

23,000,000	US Treasury Notes	6.88	05/15/2006	25,515,625

10,390,000	US Treasury Notes	4.63	05/15/2006	10,972,411

50,000,000	US Treasury Notes	1.63	01/31/2005	50,068,350

5,000	US Treasury Notes	3.00	02/15/2008	4,985

Total US Treasury Securities (Cost $118,056,183)				117,740,750

Shares

Short Term Investment – 8.66%

103,560,873	Wells Fargo Money Market Trust~			103,560,873

Total Short Term Investment (Cost $103,560,873)				103,560,873

Total Investment in Securities (Cost $1,199,964,274)*	100.44%	$1,201,277,020

Other Assets and Liabilities, Net	(0.44)	(5,289,315)

Total Net Assets	100.00%	$1,195,987,705

±	= Variable Rate Securities.
^	= Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
§	= Securities pledged as collateral for swaps transactions. (See note 2)
~	= This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
‡‡	= US Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
*	= Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 8.57%

$1,839,000	Aesop Funding II LLC Series 1998-1 Class A^	6.14%	05/20/2006	$1,927,387

1,500,000	Bank One Issuance Trust Series 2003-B1 Class B1±	1.49	04/15/2008	1,504,478

1,770,000	Brazos Student Loan Finance Corporation Series 1995-A Class A3±	1.57	06/01/2025	1,768,733

1,000,000	Chase Credit Card Master Trust Series 2001-3 Class C±	1.97	09/15/2006	1,001,136

1,000,000	Chase Funding Mortgage Loan Series 2002-1 Class 1A5	6.60	02/25/2032	1,067,499

1,000,000	Citibank Credit Card Issuance Trust Series 2001-C3 Class C3	6.65	05/15/2008	1,078,658

1,155,273	EQCC Home Equity Loan Trust Series 1999-2 Class A6F	6.69	07/25/2030	1,231,087

729,841	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	750,936

1,000,000	Green Tree Home Equity Loan Trust Series 1999-A Class M1	6.92	08/15/2026	1,030,181

1,000,000	Green Tree Home Equity Loan Trust Series 1999-C Class M2	8.36	07/15/2030	1,072,823

1,450,000	Long Beach Mortgage Loan Trust Series 2002-1 Class 2A4	6.46	05/25/2032	1,521,743

317,272	Pass-Through Amortizing Credit Card Trust Series 2002-1A Class A2Fl±^	2.47	06/18/2012	316,826

1,226,000	Rental Car Finance Corporation Series 1997-1 Class B3^	6.70	09/25/2007	1,254,565

1,000,000	Residential Funding Mortgage Securities II Series 2002-Hi3 Class A6	5.98	08/25/2019	1,056,988

1,135,418	Saxon Asset Securities Trust Series 1999-2 Class Af6	6.42	03/25/2014	1,180,199

260,399	Sequoia Mortgage Trust Series 2 Class A1±	2.21	10/25/2024	263,089

349,078	Van Kampen CLO I Limited±^	1.41	10/08/2007	345,151

536,901	World Omni Automobile Lease Securitization Trust Series 2001-Aa Class B±^	2.02	07/20/2007	535,035

Total Asset Backed Securities (Cost $18,393,451)				18,906,513

Collateralized Mortgage Obligations – 2.59%

1,000,000	BankAmerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	1,043,429

133,151	Housing Securities Incorporated Series 1995-B Class A1A±	3.67	11/25/2028	132,759

2,049,781	Merrill Lynch Mortgage Investors Incorporated Series 1997-CI Class A3	7.12	06/18/2029	2,221,616

1,144,320	Nationslink Funding Corporation Series 1999-Sl Class A1V±	1.47	11/10/2030	1,144,526

373,854	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	409,007

758,967	Residential Funding Securities Corporation Series 2003-Rp1 Class A1±^	1.62	11/25/2034	760,969

10,650	Vendee Mortgage Trust Series 1992-2 Class G	7.25	02/15/2019	10,650

Total Collateralized Mortgage Obligations (Cost $5,595,925)				5,722,955

Corporate Bonds & Notes – 43.14%

Administration Of Human Resource Programs – 0.42%

850,000	US Oncology Incorporated	9.63	02/01/2012	926,500

				926,500

Aerospace, Defense – 0.51%

450,000	Amor Holdings Incorporated Series^	8.25	08/15/2013	479,250

600,000	Raytheon Company	6.15	11/01/2008	644,605

				1,123,855

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.41%

500,000	Phillips-Van Heusen	7.75	11/15/2023	507,500

375,000	Russell Corporation	9.25	05/01/2010	390,938

				898,438

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 0.21%

$450,000	CRH America Incorporated	5.30%	10/15/2013	$452,699

				452,699

Business Services – 1.10%

600,000	Cendant Corporation	7.38	01/15/2013	688,484

375,000	Iron Mountain Incorporated	8.63	04/01/2013	408,750

600,000	NCR Corporation	7.13	06/15/2009	660,838

625,000	Unisys Corporation	8.13	06/01/2006	679,688

				2,437,760

Chemicals & Allied Products – 3.66%

225,000	Airgas Incorporated	9.13	10/01/2011	252,563

500,000	Airgas Incorporated Series MTN	7.75	09/15/2006	527,500

650,000	Bristol Myers Squibb	5.75	10/01/2011	697,344

2,965,000	Eastman Chemical Company	7.00	04/15/2012	3,251,458

400,000	IMC Global Incorporated Series B	11.25	06/01/2011	424,000

900,000	Lyondell Chemical Company Series A	9.63	05/01/2007	927,000

400,000	Olin Corporation	9.13	12/15/2011	473,990

850,000	RPM International Incorporated	7.00	06/15/2005	881,638

600,000	Watson Pharmaceuticals Incorporated	7.13	05/15/2008	641,656

				8,077,148

Commercial Services – 0.26%

500,000	Nielsen Media	7.60	06/15/2009	563,338

				563,338

Communications – 1.70%

475,000	British Sky Broadcasting plc	7.30	10/15/2006	522,911

575,000	Canwest Media Incorporated	10.63	05/15/2011	652,625

600,000	Cox Enterprises Incorporated^	8.00	02/15/2007	682,193

500,000	L3 Communications Corporation	7.63	06/15/2012	545,000

375,000	Panamsat Corporation	6.38	01/15/2008	384,375

275,000	Sinclair Broadcast Group Incorporated	8.75	12/15/2011	302,500

600,000	Time Warner Companies Incorporated	7.57	02/01/2024	670,259

				3,759,863

Depository Institutions – 7.42%

1,100,000	Associated Bancorp	6.75	08/15/2011	1,215,302

1,050,000	Bank One Capital IV±	2.64	09/01/2030	1,060,739

1,839,000	BankAmerica Capital III±	1.72	01/15/2027	1,721,192

1,489,000	Chase Capital VI±	1.79	08/01/2028	1,355,709

1,000,000	City National Bank	6.75	09/01/2011	1,112,382

625,000	Colonial Bank	9.38	06/01/2011	717,037

1,226,000	Deposit Guaranty Corporation	7.25	05/01/2006	1,358,316

1,226,000	Farmers Exchange Capital^	7.20	07/15/2048	1,070,247

1,250,000	Firstar Bank NA	7.13	12/01/2009	1,450,454

600,000	Fleet Capital Trust V±	2.14	12/18/2028	564,296

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Depository Institutions (continued)

$800,000	Haven Capital Trust I	10.46%	02/01/2027	$948,400

665,000	Manufacturers & Traders Trust Company	8.00	10/01/2010	793,267

650,000	National Capital Commerce Incorporated±	2.14	04/01/2027	593,580

450,000	NTC Capital Trust Series A±	1.67	01/15/2027	418,636

1,250,000	Wachovia Bank NA/Charlotte Series BKNT	7.80	08/18/2010	1,497,498

450,000	Washington Mutual Bank FA	6.88	06/15/2011	505,769

				16,382,823

Eating & Drinking Places – 0.31%

672,000	Aramark Services Incorporated	6.75	08/01/2004	691,184

				691,184

Educational Services – 1.85%

2,235,000	Massachusetts Institute of Technology	7.25	11/02/2049	2,707,495

1,250,000	Stanford University Series MTNA	6.16	04/30/2011	1,374,896

				4,082,391

Electric, Gas & Sanitary Services – 0.27%

500,000	Duke Energy Field Services LLC	7.88	08/16/2010	586,493

				586,493

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 1.10%

550,000	Hyundai Semiconductor Manufacturing America Incorporated^	8.25	05/15/2004	563,066

500,000	Rayovac Corporation^	8.50	10/01/2013	520,000

400,000	Sanmina – SCI Corporation	10.38	01/15/2010	466,000

850,000	Thomas & Betts Corporation Series MTN	6.63	05/07/2008	882,938

				2,432,004

Engineering, Accounting, Research Management & Related Services – 0.28%

600,000	Massey Energy Company	6.95	03/01/2007	609,000

				609,000

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.37%

775,000	The Shaw Group Incorporated^	10.75	03/15/2010	815,688

				815,688

Food & Kindred Products – 1.52%

450,000	Cadbury Schweppes US Finance LLC^	3.88	10/01/2008	444,615

650,000	Conagra Foods Incorporated	7.88	09/15/2010	776,725

375,000	Constellation Brands Incorporated Series B	8.00	02/15/2008	415,781

375,000	Corn Products International Incorporated	8.25	07/15/2007	413,438

375,000	Cott Beverages USA Incorporated	8.00	12/15/2011	403,594

500,000	General Mills Incorporated	6.00	02/15/2012	532,909

400,000	Land O Lakes Incorporated	8.75	11/15/2011	368,000

				3,355,061

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Forestry – 0.57%

$500,000	Tembec Industries	8.63%	06/30/2009	$496,250

700,000	Weyerhaeuser Company	6.75	03/15/2012	754,957

				1,251,207

General Merchandise Stores – 0.24%

475,000	Rite Aid Corporation	9.50	02/15/2011	534,375

				534,375

Health Services – 1.00%

200,000	Advanced Medical Optics Incorporated	9.25	07/15/2010	220,000

850,000	American Association of Retired Persons^	7.50	05/01/2031	984,737

600,000	Healthsouth Corporation	7.63	06/01/2012	549,000

400,000	NDC Health Corporation	10.50	12/01/2012	446,000

				2,199,737

Holding & Other Investment Offices – 0.87%

475,000	Johnsondiversey Incorporated Series B	9.63	05/15/2012	524,875

500,000	National City Bank of Columbus Series 4	7.25	07/15/2010	581,612

750,000	Principal Life Global Funding I^	6.25	02/15/2012	813,857

				1,920,343

Home Furniture, Furnishings & Equipment Stores – 0.23%

500,000	Steelcase Incorporated	6.38	11/15/2006	509,292

				509,292

Hotels, Rooming Houses, Camps & Other Lodge Places – 0.37%

500,000	Host Marriott Corporation Series B	7.88	08/01/2008	516,250

280,000	MGM Mirage	6.88	02/06/2008	297,500

				813,750

Industrial & Commercial Machinery & Computer Equipment – 0.63%

500,000	American Standard Incorporated	8.25	06/01/2009	575,000

400,000	Briggs & Stratton Corporation	8.88	03/15/2011	468,000

329,000	Terex Corporation Series D	8.88	04/01/2008	345,121

				1,388,121

Insurance Agents, Brokers & Service – 0.31%

670,000	NLV Financial Corporation^	7.50	08/15/2033	691,659

				691,659

Insurance Carriers – 4.90%

500,000	Amerus Group Company	6.95	06/15/2005	524,690

675,000	Blue Cross & Blue Shield of Florida^	8.25	11/15/2011	774,741

400,000	John Hancock Global Funding II^	7.90	07/02/2010	473,253

532,000	Lincoln National Corporation	7.25	05/15/2005	572,622

807,000	Markel Corporation	7.20	08/15/2007	870,392

2,000,000	Minnesota Life Insurance Company^	8.25	09/15/2025	2,437,454

1,000,000	New York Life Global Funding^	5.38	09/15/2013	1,026,158

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance Carriers (continued)

$1,073,000	Prudential Insurance Company of America^	7.65%	07/01/2007	$1,198,437

682,000	Reinsurance Group of America^	7.25	04/01/2006	736,505

750,000	Reliastar Financial Corporation	8.00	10/30/2006	844,814

700,000	Unitrin Incorporated	5.75	07/01/2007	733,967

625,000	WR Berkley Corporation	5.13	09/30/2010	625,954

				10,818,987

Machinery – 0.29%

600,000	JLG Industries Incorporated	8.25	05/01/2008	636,000

				636,000

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 0.40%

150,000	Cole National Group	8.88	05/15/2012	160,688

650,000	Perkinelmer Incorporated	8.88	01/15/2013	732,875

				893,563

Metal Mining – 0.19%

400,000	Phelps Dodge Corporation	6.38	11/01/2004	410,147

				410,147

Miscellaneous Manufacturing Industries – 1.06%

800,000	General Electric Company	5.00	02/01/2013	802,922

425,000	Jacuzzi Brands Incorporated^	9.63	07/01/2010	463,250

375,000	Owens-Brockway	8.88	02/15/2009	405,938

625,000	SPX Corporation	7.50	01/01/2013	668,750

				2,340,860

Miscellaneous Retail – 0.24%

510,000	Remington Arms Company Incorporated	10.50	02/01/2011	530,400

				530,400

Motion Pictures – 0.19%

375,000	Alliance Atlantis Communications Incorporated	13.00	12/15/2009	429,375

				429,375

Non-Depository Credit Institutions – 1.02%

650,000	Athena Neurosciences Finance LLC	7.25	02/21/2008	578,500

1,000,000	Ford Motor Credit Company	7.38	10/28/2009	1,057,898

600,000	General Motors Acceptance Corporation	5.85	01/14/2009	622,694

				2,259,092

Oil & Gas Extraction – 1.84%

1,810,000	Halliburton Company±^	2.66	10/17/2005	1,830,136

500,000	Marathon Oil Corporation/Consolidated	6.85	03/01/2008	558,182

400,000	Parker Drilling Company Series B	10.13	11/15/2009	418,000

525,000	Pioneer Natural Resources Company	6.50	01/15/2008	560,976

275,000	Pioneer Natural Resources Company	9.63	04/01/2010	340,168

325,000	Swift Energy Company	9.38	05/01/2012	356,688

				4,064,149

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Paper & Allied Products – 0.40%

$850,000	Abitibi Consolidated Incorporated	6.95%	12/15/2006	$872,421

				872,421

Personal Services – 0.42%

425,000	Service Corporation International	6.00	12/15/2005	430,313

450,000	Stewart Enterprises Incorporated	10.75	07/01/2008	506,250

				936,563

Pipelines, Except Natural Gas – 0.36%

825,000	El Paso Production Holding Company^	7.75	06/01/2013	787,875

				787,875

Primary Metal Industries – 0.69%

500,000	Alcoa Incorporated	7.38	08/01/2010	581,833

424,000	Century Aluminum Company	11.75	04/15/2008	470,640

420,000	United States Steel LLC	10.75	08/01/2008	467,250

				1,519,723

Printing, Publishing & Allied Industries – 0.75%

400,000	American Greetings Corporation	6.10	08/01/2028	412,000

500,000	Houghton Mifflin Company	8.25	02/01/2011	528,750

600,000	Viacom Incorporated	7.70	07/30/2010	711,343

				1,652,093

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.66%

620,000	Merrill Lynch & Company Incorporated Series MTN±	1.57	05/22/2006	623,403

750,000	Morgan Stanley	6.75	04/15/2011	841,731

				1,465,134

Special Purpose Entity – 0.19%

400,000	Poster Financial Group Series^	8.75	12/01/2011	409,500

				409,500

Stone, Clay, Glass & Concrete Products – 0.25%

500,000	Texas Industries Incorporated^	10.25	06/15/2011	562,500

				562,500

Student Loan Marketing Association – 0.32%

700,000	SLMA Series 1999-3 Class CTFS±	1.56	01/26/2015	695,997

				695,997

Telecommunications – 0.33%

700,000	Sprint Capital Corporation	6.00	01/15/2007	739,030

				739,030

Transportation By Air – 1.32%

463,864	Continental Airlines Incorporated Series 2001-1 Class C	7.03	06/15/2011	392,313

1,004,293	Continental Airlines Incorporated Series 974C	6.80	07/02/2007	939,385

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Transportation By Air (continued)

$276,571	Delta Air Lines Incorporated Series 2002-1 Class C	7.78%	01/02/2012	$238,858

889,670	FedEx Corporation Series 97-B	7.52	01/15/2018	1,013,347

376,640	Northwest Airlines Corporation Series 991A	6.81	02/01/2020	334,682

				2,918,585

Transportation Equipment – 1.22%

475,000	Alliant Techsystems Incorporated	8.50	05/15/2011	524,875

650,000	Daimlerchrysler NA Holding Corporation	7.75	01/18/2011	726,205

500,000	Delco Remy International Incorporation	11.00	05/01/2009	496,250

860,000	Navistar International Corporation Series B	9.38	06/01/2006	937,400

				2,684,730

Transportation Services – 0.30%

612,000	Teekay Shipping Corporation	8.32	02/01/2008	657,900

				657,900

Water Transportation – 0.19%

400,000	Overseas Shipholding Group	8.25	03/15/2013	426,500

				426,500

Total Corporate Bonds & Notes (Cost $90,799,349)				95,213,853

Municipal Bonds & Notes – 0.66%

1,225,000	Hudson County NJ Improvement Authority Facilities Leasing Revenue	7.40	12/01/2025	1,456,317

Total Municipal Bonds & Notes (Cost $1,256,871)				1,456,317

US Government Agency Securities – 34.78%

Federal Home Loan Mortgage Corporation – 16.67%

2,376,264	FHLMC Series 1675 Class KZ	6.50	02/15/2024	2,519,055

537,926	FHLMC Series 2218 Class B	6.00	11/15/2027	544,526

5,000,000	FHLMC Series 2358 Class PD	6.00	09/15/2016	5,278,454

281,808	FHLMC Series 2360 Class PE	6.00	11/15/2013	281,675

7,500,000	FHLMC Series 2363 Class PF	6.00	09/15/2016	7,918,029

6,500,000	FHLMC Series 2416 Class PE	6.00	10/15/2021	6,820,986

2,030,283	FHLMC Series 2416 Class PF	6.00	08/15/2018	2,060,934

1,500,000	FHLMC Series 2439 Class LG	6.00	09/15/2030	1,557,317

1,816,926	FHLMC Series T-20 Class A6	7.49	09/25/2029	1,936,452

5,480,919	FHLMC Structured Pass Through Securities Series T-42 Class A4Z	6.50	02/25/2042	5,811,490

1,896,761	FHLMC Structured Pass Through Securities Series T-58 Class 4A	7.50	09/25/2043	2,062,727

				36,791,645

Federal National Mortgage Association – 13.07%

1,141,605	FNMA #375168	7.13	06/01/2004	1,144,530

1,716,573	FNMA #380268	6.20	05/01/2005	1,777,859

1,430,492	FNMA #380581	6.18	08/01/2008	1,554,539

974,050	FNMA #383017	6.71	01/01/2008	1,061,965

924,527	FNMA #678939	5.50	02/01/2018	952,964

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)

$929,976	FNMA #701350	5.50%	04/01/2018	$958,581

1,352,688	FNMA #731996±	4.18	09/01/2033	1,375,735

1,132,915	FNMA #73919	6.80	01/01/2004	1,135,507

1,229,613	FNMA #739757±	4.09	08/01/2033	1,243,582

1,485,617	FNMA #741305	5.00	09/01/2018	1,505,978

2,195,323	FNMA #741458±	4.52	10/01/2033	2,238,377

564,537	FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	607,230

1,284,995	FNMA Series 2002-90 Class A2	6.50	11/25/2042	1,360,891

6,000,000	FNMA Series 2003-92 Class HP	4.50	09/25/2018	5,985,477

3,000,000	FNMA Series 2003-97 Class CA	5.00	10/25/2018	3,042,075

2,700,796	FNMA Whole Loan Series 2003-W8 Class 2A	7.00	10/25/2042	2,905,044

				28,850,332

Government National Mortgage Association – 5.04%

443,831	GNMA #345066	6.50	10/15/2023	469,037

390,924	GNMA #346960	6.50	12/15/2023	413,126

328,272	GNMA #354692	6.50	11/15/2023	346,915

500,687	GNMA #361398	6.50	01/15/2024	528,829

542,431	GNMA #366641	6.50	11/15/2023	573,238

250,520	GNMA #473918	7.00	04/15/2028	266,711

148,479	GNMA #525459	7.25	01/15/2004	163,352

31,314	GNMA #525459	7.25	01/15/2004	34,451

196,987	GNMA #531435	7.00	03/15/2004	214,530

2,069	GNMA #531965	7.72	12/15/2041	2,342

66,608	GNMA #533857	7.35	01/15/2004	67,461

60,004	GNMA #533858	7.35	08/15/2042	67,648

7,000,000	GNMA Series 2003-38 Class JC±	7.08	04/16/2024	7,985,178

				11,132,819

Total US Government Agency Securities (Cost $75,000,933)				76,774,796

Shares

Private Investment Partnership – 0.23%

1,000,000	PPM America CBO II, LP			502,493

Total Private Investment Partnership (Cost $1,019,820)				502,493

Principal

US Treasury Securities – 8.18%

US Treasury Bonds – 7.91%

1,750,000	US Treasury Bonds	7.25	05/15/2016	2,169,864

6,000,000	US Treasury Bonds	7.25	08/15/2022	7,510,782

6,425,000	US Treasury Bonds	6.25	08/15/2023	7,258,997

400,000	US Treasury Bonds	3.38	04/15/2032	504,619

				17,444,262

US Treasury Notes – 0.27%

250,000	US Treasury Notes	3.50	01/15/2011	297,060

240,000	US Treasury Notes	3.88	01/15/2009	304,189

				601,249

Total US Treasury Securities (Cost $17,622,070)				18,045,511

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Shares	Security Name	Value

Short Term Investment – 1.16%

2,568,562	Wells Fargo Money Market Trust~	$2,568,562

Total Short Term Investment (Cost $2,568,562)		2,568,562

Total Investment in Securities (Cost $212,256,981)*	99.31%	$219,191,000

Other Assets and Liabilities, Net	0.69	1,523,997

Total Net Assets	100.00%	$220,714,997

±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

TACTICAL MATURITY BOND FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Corporate Bonds & Notes – 8.08%

General Merchandise Stores – 3.64%

$16,500,000	Wal-Mart Stores Incorporated±	1.24%	02/22/2005	$16,499,126

				16,499,126

Miscellaneous Manufacturing Industries – 4.44%

20,175,000	General Electric Company±	1.22	10/24/2005	20,165,457

				20,165,457

Total Corporate Bonds & Notes (Cost $36,659,632)				36,664,583

US Government Agency Securities – 71.94%

Federal Farm Credit Bank – 1.65%

7,500,000	FFCB	2.13	08/15/2005	7,506,638

				7,506,638

Federal Home Loan Bank – 27.54%

33,550,000	FHLB	1.52	07/14/2005	33,292,873

32,000,000	FHLB	1.55	07/14/2005	31,769,952

30,000,000	FHLB Discount Notes††	0.97	01/02/2004	29,973,333

30,000,000	FHLB Discount Notes††	0.99	12/24/2003	29,981,215

				125,017,373

Federal Home Loan Mortgage Corporation – 10.94%

20,000,000	FHLMC††	0.97	12/23/2003	19,987,656

29,700,000	FHLMC Discount Notes††	1.02	01/13/2004	29,663,106

				49,650,762

Federal National Mortgage Association – 31.81%

30,000,000	FNMA	2.00	08/26/2005	30,008,550

25,000,000	FNMA	2.13	10/14/2005	24,997,225

24,000,000	FNMA	2.00	05/05/2005	24,057,696

33,000,000	FNMA	1.71	07/29/2005	32,889,153

32,500,000	FNMA Discount Notes††	1.04	01/12/2004	32,460,574

				144,413,198

Total US Government Agency Securities (Cost $326,950,785)				326,587,971

US Treasury Securities – 1.15%

US Treasury Bonds – 1.15%

5,225,000	US Treasury Bonds	5.25	02/15/2029	5,232,958

Total US Treasury Securities (Cost $5,981,066)				5,232,958

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

TACTICAL MATURITY BOND FUND

Shares	Security Name	Value

Short Term Investment – 18.63%

84,587,840	Wells Fargo Money Market Trust~	$84,587,840

Total Short Term Investment (Cost $84,587,840)		84,587,840

Total Investment in Securities (Cost $454,179,323)*	99.80%	$453,073,352

Other Assets and Liabilities, Net	0.20	930,936

Total Net Assets	100.00%	$454,004,288

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

	Managed Fixed Income	Stable Income	Strategic Value Bond	Tactical Maturity Bond

ASSETS

INVESTMENTS:
Investments at cost	$639,725,165	$1,199,964,274	$212,256,981	$454,179,323
Net unrealized appreciation (depreciation)	15,579,987	1,312,746	6,934,019	(1,105,971)

TOTAL INVESTMENTS AT VALUE	$655,305,152	$1,201,277,020	$219,191,000	$453,073,352

Cash collateral for securities loaned (Note 2)	234,845,625	289,675,883	65,747,392	222,537,937
Receivable for investments sold	4,123	1,212,956	14,785	0
Receivable for dividends and interest	6,522,125	5,269,652	2,425,032	1,041,450
Receivable for interest rate swaps/spread locks	0	0	42,196	0
Prepaid expenses and other assets	31,865	10,765	15,711	0

TOTAL ASSETS	896,708,890	1,497,446,276	287,436,116	676,652,739

LIABILITIES
Payable for investment purchased	1,438,585	10,003,303	857,368	0
Payable for securities loaned (Note 2)	234,845,625	289,675,883	65,747,392	222,537,937
Payable for interest rate swaps/spread locks	0	1,448,591	0	0
Payable to investment adviser and affiliates (Note 3)	115,344	329,526	69,220	107,301
Accrued expenses and other liabilities	1,096	1,268	47,139	3,213

TOTAL LIABILITIES	236,400,650	301,458,571	66,721,119	222,648,451

TOTAL NET ASSETS	$660,308,240	$1,195,987,705	$220,714,997	$454,004,288

SECURITIES ON LOAN, AT MARKET VALUE	$229,823,624	$280,319,021	$64,325,780	$218,942,503

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

	Managed Fixed Income	Stable Income	Strategic Value Bond	Tactical Maturity Bond

INVESTMENT INCOME
Dividends	$93,700	$299,125	$37,026	$385,213
Interest	17,551,985	13,086,623	6,304,158	3,723,505
Securities lending	91,736	82,341	31,767	113,659

TOTAL INVESTMENT INCOME	17,737,421	13,468,089	6,372,951	4,222,377

EXPENSES
Advisory fees	1,611,700	2,460,576	537,485	1,097,942
Custody	64,468	98,423	21,499	43,918
Legal and Audit fees	16,609	16,609	16,609	16,609
Trustees' fees	3,178	3,178	3,178	3,178
Other	3,746	2,413	1,396	5,013

TOTAL EXPENSES	1,699,701	2,581,199	580,167	1,166,660

LESS:
Waived fees and reimbursed expenses (Note 5)	(785,410)	(465,144)	(63,822)	(436,496)
Net expenses	914,291	2,116,055	516,345	730,164

NET INVESTMENT INCOME (LOSS)	16,823,130	11,352,034	5,856,606	3,492,213

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	5,419,415	(1,718,786)	1,723,488	(4,233,152)
Financial futures transactions	(162,104)	0	(130,301)	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	5,257,311	(1,718,786)	1,593,187	(4,233,152)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Investments	(20,616,187)	(7,400,359)	(3,905,736)	(6,853,998)
Financial futures transactions	1,013,586	0	405,438	0
Swaps	0	1,106,306	42,196	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	(19,602,601)	(6,294,053)	(3,458,102)	(6,853,998)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(14,345,290)	(8,012,839)	(1,864,915)	(11,087,150)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,477,840	$3,339,195	$3,991,691	$(7,594,937)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	MANAGED FIXED INCOME
	(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003

Beginning net assets	$621,957,173	$624,427,110

OPERATIONS:
Net investment income (loss)	16,823,130	33,504,828
Net realized gain (loss) from investments	5,257,311	9,685,687
Net change in unrealized appreciation (depreciation) of investments	(19,602,601)	23,755,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,477,840	66,946,037

Transactions in Investors' Beneficial Interests
Contributions	149,429,839	176,856,396
Withdrawals	(113,556,612)	(246,272,370)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS	35,873,227	(69,415,974)

NET INCREASE (DECREASE) IN NET ASSETS	38,351,067	(2,469,937)

ENDING NET ASSETS	$660,308,240	$621,957,173

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME		STRATEGIC VALUE BOND		TACTICAL MATURITY BOND
(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003	(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003	(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003

$856,897,134	$556,147,797	$206,698,989	$208,534,171	$420,782,713	$421,808,038

11,352,034	18,075,161	5,856,606	11,874,529	3,492,213	8,528,023
(1,718,786)	1,234,229	1,593,187	3,678,464	(4,233,152)	(1,862,497)
(6,294,053)	2,818,285	(3,458,102)	7,267,715	(6,853,998)	5,450,992

3,339,195	22,127,675	3,991,691	22,820,708	(7,594,937)	12,116,518

449,092,926	372,210,321	48,002,187	57,528,769	106,654,281	140,946,557
(113,341,550)	(93,588,659)	(37,977,870)	(82,184,659)	(65,837,769)	(154,088,400)

335,751,376	278,621,662	10,024,317	(24,655,890)	40,816,512	(13,141,843)

339,090,571	300,749,337	14,016,008	(1,835,182)	33,221,575	(1,025,325)

$1,195,987,705	$856,897,134	$220,714,997	$206,698,989	$454,004,288	$420,782,713

WELLS FARGO MASTER PORTFOLIOS	FINANCIAL HIGHLIGHTS MASTER PORTFOLIOS

	Ratio to Average Net Assets (Annualized)				Total Return(3)	Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses(1)	Expenses Waived	Net Expenses

MANAGED FIXED INCOME PORTFOLIO
June 1, 2003 to November 30, 2003 (unaudited)	5.17%	0.52%	(0.24)%	0.28%	0.13%	28%
June 1, 2002 to May 31, 2003	5.49%	0.54%	(0.19)%	0.35%	11.36%	44%
June 1, 2001 to May 31, 2002	5.87%	0.54%	(0.19)%	0.35%	8.37%	65%
June 1, 2000 to May 31, 2001	6.34%	0.54%	(0.19)%	0.35%	13.55%	121%
June 1, 1999 to May 31, 2000	6.48%	0.50%	(0.14)%	0.36%	1.49%	65%
June 1, 1998 to May 31, 1999	6.23%	0.45%	(0.05)%	0.40%	3.45%	51%

STABLE INCOME PORTFOLIO

June 1, 2003 to November 30, 2003 (unaudited)	2.28%	0.52%	(0.09)%	0.43%	0.29%	46%
June 1, 2002 to May 31, 2003	2.63%	0.54%	0.00%	0.54%	3.32%	45%
June 1, 2001 to May 31, 2002	3.62%	0.55%	0.00%	0.55%	3.99%	81%
June 1, 2000 to May 31, 2001	5.89%	0.55%	0.00%	0.55%	8.34%	37%
June 1, 1999 to May 31, 2000	5.63%	0.49%	(0.02)%	0.47%	4.57%	40%
June 1, 1998 to May 31, 1999	5.39%	0.41%	(0.05)%	0.36%	5.20%	29%

STRATEGIC VALUE BOND PORTFOLIO

June 1, 2003 to November 30, 2003 (unaudited)	5.40%	0.54%	(0.06)%	0.48%	1.66%	27%
June 1, 2002 to May 31, 2003	5.81%	0.57%	(0.02)%	0.55%	11.60%	41%
June 1, 2001 to May 31, 2002	5.80%	0.60%	(0.04)%	0.56%	8.30%	75%
June 1, 2000 to May 31, 2001	6.31%	0.57%	(0.02)%	0.55%	12.01%	149%
June 1, 1999 to May 31, 2000	6.45%	0.59%	(0.03)%	0.56%	0.48%	65%
June 1, 1998 to May 31, 1999	6.05%	0.61%	(0.05)%	0.56%	3.43%	48%

TACTICAL MATURITY BOND PORTFOLIO(2)

June 1, 2003 to November 30, 2003 (unaudited)	1.58%	0.53%	(0.20)%	0.33%	(1.83)%	107%
June 1, 2002 to May 31, 2003	2.05%	0.54%	(0.18)%	0.36%	2.84%	115%
June 1, 2001 to May 31, 2002	3.45%	0.55%	(0.19)%	0.36%	0.70%	145%
June 1, 2000 to May 31, 2001	5.58%	0.55%	(0.19)%	0.36%	10.06%	83%
June 1, 1999 to May 31, 2000	5.35%	0.51%	(0.14)%	0.37%	8.21%	74%
June 1, 1998 to May 31, 1999	5.20%	0.45%	(0.05)%	0.40%	6.31%	131%

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL HIGHLIGHTS	WELLS FARGO MASTER PORTFOLIOS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001

(3)	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 16 separate investment portfolios. These financial statements present the Managed Fixed Income, Stable Income, Strategic Value Bond, and Tactical Maturity Bond portfolios (each a “Portfolio” and collectively the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities the bid price will be used. In the case of debt securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund’s Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities which cannot be valued by any of these methods are valued in good faith at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

WHEN-ISSUED TRANSACTION

The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the values of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2003, the Portfolios held no futures contracts.

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Wells Fargo Bank Minnesota, N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios and receives 40% of the revenues earned on the security lending activities. As of November 30, 2003, the value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities.

As of November 30, 2003, the cash collateral of each Portfolio was invested as follows:

Portfolio	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Managed Fixed Income Portfolio	17%	41%	40%	2%	100%
Stable Income Portfolio	20%	47%	30%	3%	100%
Strategic Value Bond Portfolio	17%	39%	42%	2%	100%
Tactical Maturity Bond Portfolio	17%	40%	41%	2%	100%

MORTGAGE DOLLAR ROLL TRANSACTION

Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

INTEREST RATE SWAPS

The Portfolios may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.

As of November 30, 2003, the following Portfolios were engaged in open Interest Rate Swaps.

Portfolio	Swap Counter Party	Notional Principal	Floating Rate Index	Maturity Date	Net Unrealized Gain/(Loss)
Stable Income	Lehman Brothers	22,500,000	USD Libor BBA	October 31, 2005	$(1,272,789)
Stable Income	Lehman Brothers	15,000,000	USD Libor BBA	July 25, 2007	$(175,802)
Strategic Value Bond	Lehman Brothers	3,000,000	USD Libor BBA	December 1, 2004	$42,196

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option’s value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options, which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values. At November 30, 2003, the Portfolios held no written options.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

The Portfolios use the “aggregate method” (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Funds Management has retained the services of certain of its affiliates as investment sub-advisers (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. The current annual investment advisory fees and the associated sub-adviser and sub-advisory fees are as follows, with the fees expressed as a percentage of a Portfolio’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

Portfolio	Advisory Fee	Sub-adviser	Sub-Advisory Fee
Managed Fixed Income Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Stable Income Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Strategic Value Bond Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Tactical Maturity Bond Portfolio	0.50%	Peregrine Capital Management	0-10 Million, 0.40%
			10-25 Million, 0.30%
			25-300 Million, 0.20%
			Greater than 300 Million, 0.10%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently there are no administration fees charged to the Portfolios at the master level. Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”) serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based fund complex fee or an annual fixed fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended November 30, 2003 were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2003, were as follows:

Portfolio	Purchases at Cost	Sales Proceeds
Managed Fixed Income Portfolio	$226,210,371	$176,519,791
Stable Income Portfolio	750,560,746	438,235,698
Strategic Value Bond Portfolio	76,933,708	55,559,554
Tactical Maturity Bond Portfolio	345,541,293	508,833,614

WELLS FARGO MASTER PORTFOLIOS	OTHER INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds/Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC’s website at http://www.sec.gov.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 52	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

OTHER INFORMATION	WELLS FARGO MASTER PORTFOLIOS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

WELLS FARGO INCOME FUNDS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

ITEM 2.    CODE OF ETHICS

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6.    [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10.    EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

By:	/s/ Stacie D. DeAngelo

Stacie D. DeAngelo Treasurer

Date:	January 15, 2004